Pruco Life Insurance Company                  Thomas C. Castano
                                              Assistant General Counsel
                                              Law Department

                                              Pruco Life Insurance Company
                                              213 Washington Street
                                              Newark, NJ 07102-2992
                                              (973) 802-4708 fax: (973) 802-9560


                                              September 14, 2001


Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D. C. 20549

         Re:  Pruco Life Variable Universal Account (File No. 811-5826)

Dear Commissioners:

     On behalf of Pruco Life Insurance Company and the Pruco Life Variable Universal Account (the "Account"), we hereby submit, pursuant to Rule 30b-2 under the Investment Company Act of 1940 (the "Act"), that the Account's semi-annual report for the period ending June 30, 2001 has been transmitted to contract owners in accordance with Rule 30d-2 under the Act.

     We incorporate by reference the following semi-annual reports for the underlying funds:


1.       Filer/Entity:         AIM Variable Insurance Funds
         Registration No.:     811-07452
         CIK No.:              0000896435
         Accession No.:        0000899243-01-501420
         Date of Filing:       08/30/01

2.       Filer/Entity:         American Century Variable Portfolios, Inc.
         Registration No.:     811-05188
         CIK No.:              0000814680
         Accession No.:        0000814680-01-500007
         Date of Filing:       08/17/01

3.       Filer/Entity:         Dreyfus Investment Portfolios
         Registration No.:     811-08673
         CIK No.:              0001056707
         Accession No.:        0001056707-01-500007
         Date of Filing:       08/27/01

4.       Filer/Entity:         Dreyfus Variable Investment Fund
         Registration No.:     811-05125
         CIK No.:              0000813383
         Accession No.:        0000813383-01-500013
         Date of Filing:       08/28/01

5.       Filer/Entity:         Franklin Templeton Variable Insurance
                               Products Trust
         Registration No.:     811-05583
         CIK No.:              0000837274
         Accession No.:        0000837274-01-500021
         Date of Filing:       08/31/01

6.       Filer/Entity:         Goldman Sachs Variable Insurance Trust
         Registration No.:     811-08361
         CIK No.:              0001046292
         Accession No.:        0000950109-01-503146
         Date of Filing:       08/24/01

7.       Filer/Entity:         INVESCO Variable Investment Funds, Inc.
         Registration No.:     811-08038
         CIK No.:              0000912744
         Accession No.:        0000912744-01-500010
         Date of Filing:       08/24/01

8.       Filer/Entity:         Janus Aspen Series
         Registration No.:     811-07736
         CIK No.:              0000906185
         Accession No.:        0001012709-01-500619
         Date of Filing:       08/22/01

9.       Filer/Entity:         MFS Variable Insurance Trust -
                               Emerging Growth Series
         Registration No.:     811-8326
         CIK No.:              0000918571
         Accession No.:        0000950156-00-000382
         Date of Filing:       08/11/01

10.      Filer/Entity:         Oppenheimer Variable Account Funds
         Registration No.:     811-04108
         CIK No.:              0000752737
         Accession No.:        0001110538-01-500113
         Date of Filing:       09/06/01

11.      Filer/Entity:         T. Rowe Price International Stock Portfolio
         Registration No.:     811-07143
         CIK No.:              0000918292
         Accession No.:        0000918292-01-500010
         Date of Filing:       08/23/01

12.      Filer/Entity:         The Prudential Series Fund, Inc.
         Registration No.:     811-03623
         CIK No.:              0000711175
         Accession No.:        0000950130-01-504290
         Date of Filing:       08/31/01


     If you have any questions regarding this filing, please contact me at (973) 802-4708.



                                                       Sincerely,



                                                       /s/
                                                       -------------------------
                                                       Thomas C. Castano


VIA EDGAR